Financial And Foreign Exchange Gain, Net - Schedule Of Breakdown Of Financial And Foreign Exchange Results (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Financial income:
Interest on cash and cash equivalents and financial investments	$ (824,567)	$ 0	$ (887,948)	$ 0
Taxes over financial revenue	7,325	0	7,700	0
Other	1,829	0	1,793	0
Total financial income	(815,413)	0	(878,455)	0
Financial expenses:
Tax over financial transactions (IOF)	3,496	0	24,668	0
Other	839	0	1,056	0
Bank Fees	279	0	771	0
Total financial expenses	4,614	0	26,495	0
Financial income/(expenses), net	(810,799)	0	(851,960)	0
Assets:
Cash and cash equivalents and financial investments	371,053	0	(90,753)	0
Tax credits	3,073	0	2,308	0
Other	9,783	0	(1,438)	0
Trade accounts receivable and contract assets	2,633	0	299	0
Total monetary and foreign exchange variations on assets	386,542	0	(89,584)	0
Liabilities:
Suppliers	(64,203)	0	(51,627)
Provisions	(60,639)	0	11,674	0
Taxes and charges payable	(8,855)	0	(4,513)	0
Other payables	(5,900)	46,347	(556)	43,873
Total monetary and foreign exchange variations on liabilities	(139,597)	46,347	(45,022)	43,873
Foreign exchange gain (loss), net	246,945	46,347	(134,606)	43,873
Financial income/(expenses), net	(810,799)	0	(851,960)	0
Financial and foreign exchange gain, net	$ (563,854)	$ 46,347	$ (986,566)	$ 43,873